Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-2

2.96% Exchange Note

Class A-1 1.25000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.02% Asset Backed Notes

Class A-4 2.18% Asset Backed Notes

Class B 2.43% Asset Backed Notes

Class C 2.84% Asset Backed Notes

Class D 2.95% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	11/01/17
End of Period:	11/30/17
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	12/18/17
Distribution Date:	12/20/17
Transaction Month:	6

2017-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	53,085	05/01/2017	06/14/2017	$1,362,471,925

Total	53,085			$1,362,471,925

RECONCILIATION OF 2017-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,248,216,528

{2} Reduction in Agg. Securitization Value due to payments				{2}	12,534,672
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	2,197,436
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	5,298,149
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	20,030,257

{7} End of period Aggregate Securitization Value					{7}	$1,228,186,271

{8} Pool Factor					{8}	90.143969%

RECONCILIATION OF 2017-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,326,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,211,744,603

{11} Exchange Note Principal Payment Amount					{11}	20,030,257

{12} End of period Exchange Note Balance					{12}	$1,191,714,346

{13} Note Pool Factor					{13}	89.872877%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$169,000,000	$260,000,000	$220,000,000	$350,000,000	$99,150,000

{15} Beginning of period Note Balance	{15}	$24,341,509	$260,000,000	$220,000,000	$350,000,000	$99,150,000

{16} Noteholders’ Principal Distributable Amount	{16}	20,030,257	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	3,590,713	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$720,539	$260,000,000	$220,000,000	$350,000,000	$99,150,000

{21} Note Pool Factor	{21}	0.426354%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$59,260,000	$55,130,000	$37,460,000		$1,250,000,000

{23} Beginning of period Note Balance	{23}	$59,260,000	$55,130,000	$37,460,000		$1,105,341,509

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		20,030,257
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		3,590,713
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$59,260,000	$55,130,000	$37,460,000		$1,081,720,539

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		86.537643%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,248,216,528

{31} Ending Designated Pool Balance							{31}	1,228,186,271
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	1,228,186,271

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$20,030,257

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$1,211,744,603	$0	2.96%	30	30/360	$2,988,971

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2017-2 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$19,470,586
{37} Net Liquidation Proceeds collected during period							{37}	7,751,565
{38} Investment Earnings							{38}	20,329
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(20,329)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	27,222,151

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	1,040,180
{43} To the 2017-2 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,988,971
{44} To the 2017-2 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	20,030,257
{45} To the 2017-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	2,376,733
{46} To the 2017-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments							{46}	786,010

{47} Total Distributions:								{47}	$27,222,151

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value					{48}	$1,248,216,528
{49} Ending Agg. Securitization Value					{49}	1,228,186,271
{50} Principal Distributable Amount {48} - {49}						{50}	20,030,257

{51} Noteholders’ Principal Carryover Amount						{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount							{52}	20,030,257

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance							{53}	23,620,970

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}								{54}	$20,030,257

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$24,341,509	$0	1.25000%	30	Actual/360	$25,356
{56}	Class A-2A	$260,000,000	0	1.72%	30	30/360	372,667
{57}	Class A-2B	$220,000,000	0	1.58267%	30	Actual/360	290,157
{58}	Class A-3	$350,000,000	0	2.02%	30	30/360	589,167
{59}	Class A-4	$99,150,000	0	2.18%	30	30/360	180,123
{60}	Class B	$59,260,000	0	2.43%	30	30/360	120,002
{61}	Class C	$55,130,000	0	2.84%	30	30/360	130,475
{62}	Class D	$37,460,000	0	2.95%	30	30/360	92,090

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2017-2 Exchange Note Collections							{63}	$26,181,971
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	20,329
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement							{66}	5,342
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Available Funds:								{69}	26,207,642

{70} Reserve Account Withdrawal Amount							{70}	0

{71} Total Distributable Funds:								{71}	26,207,642

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata							{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{76}	25,356
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{77}	372,667
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{78}	290,157
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{79}	589,167
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{80}	180,123
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class B Noteholders’ Interest Distributable Amount							{82}	120,002
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class C Noteholders’ Interest Distributable Amount							{84}	130,475
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Class D Noteholders’ Interest Distributable Amount							{86}	92,090
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{87}	0
{88} Noteholders’ Principal Distributable Amount							{88}	20,030,257
{89} To the Reserve Account, the Reserve Amount Required Amount							{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{90}	3,590,713
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining							{95}	786,010

{96} Total Distributions:								{96}	$26,207,642

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{97}	Class A	$953,491,509	$1,228,186,271	$0	$		24,749,547	$0
{98}	Class B	1,012,751,509	1,228,186,271	0			24,629,545	0
{99}	Class C	1,067,881,509	1,228,186,271	0			24,499,070	0
{100}	Class D	1,105,341,509	1,228,186,271	0			24,406,980	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$4,376,723

	{102} Beginning Note Balance					{102}	1,105,341,509
	{103} Principal payments through Indenture Section 8.3 (i) through (xv)					{103}	20,030,257
	{104} Pro-Forma Note Balance						{104}	1,085,311,252

	{105} Ending Aggregate Securitization Value					{105}	1,228,186,271
	{106} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($146,465,732)					{106}	146,465,732
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	1,081,720,539

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	3,590,713

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$3,590,713

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$1,228,186,271
	{111} End of Period Note Balance							{111}	1,191,714,346
	{112} Overcollateralization							{112}	36,471,925
	{113} Overcollateralization %								{113}	2.97%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	1,228,186,271
	{115} End of Period Note Balance							{115}	1,081,720,539
	{116} Overcollateralization							{116}	146,465,732
	{117} Overcollateralization %								{117}	11.93%

	RECONCILIATION OF 2017-2 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$6,812,360

	{119} Beginning of Period Reserve Account balance								{119}	$6,812,360
	{120} Investment Earnings							{120}	5,342
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	6,817,702

	{124} Specified Reserve Balance								{124}	6,812,360

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	5,342

	{126} End of period Reserve Account balance								{126}	$6,812,360

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$2,937,359	0.24%

	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)							{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	December 15, 2017

GM Financial

GMALT 2017-2

Supplemental Monthly Data

November 30, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,248,216,528	$922,235,468
Change	(20,030,257)	(5,902,005)
End of Period	$1,228,186,271	$916,333,463

Residual Value as % of Agg. Securitization Value		74.61%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	50,612	1,212,874,232	98.75%
31 - 60 days	503	12,374,680	1.01%
61 - 90 days	103	2,525,976	0.21%
91 - 120 days	16	411,383	0.03%

Total	51,234	1,228,186,271	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	93	2,786,782	654	20,276,131
Standard terminations	10	232,646	63	1,393,354

Total retained by lessee	103	3,019,428	717	21,669,485
Returned Vehicles
Early terminations	74	1,308,595	422	7,290,361
Standard terminations	61	970,126	232	3,940,573

Total returned to dealer	135	2,278,721	654	11,230,934
Charged off leases / Repossessed vehicles	92	2,197,436	479	11,464,742
Repurchases	0	0	1	21,071
Other	0	0	0	0

Total terminations	330	7,495,585	1,851	44,386,232

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	2,197,436	11,464,742
less: Sales proceeds	1,669,218	8,918,093
less: Excess wear and excess mileage received	0	0
less: Other amounts received	80,919	327,761

Net Credit (Gain) Loss	447,299	2,218,888

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	2,270,235	11,121,317
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	2,312,114	11,688,164
less: Excess wear and excess mileage received	7,820	13,839
less: Other recovery amounts	10,818	75,579

Residual (Gain) Loss	(60,517)	(656,265)

	Current Period	Prev. Month
Prepay Speed	0.4050%	0.4855%

Return Rate based on Scheduled to Terminate(2)	122.7273%	74.4076%

Return Rate based on Terminated Leases(3)	40.9091%	38.2927%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.